Cash and Cash Equivalents - Schedule of Cash and Cash Equivalents (Detail) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Cash and Cash Equivalents [Line Items]
Cash at bank and on hand	$ 769.4	$ 524.7
Total cash and cash equivalents1	769.4	524.7	$ 886.8	$ 515.0
Australia
Disclosure of Cash and Cash Equivalents [Line Items]
Cash deposit	28.2	0.0
Peru
Disclosure of Cash and Cash Equivalents [Line Items]
Cash deposit	$ 10.0	$ 0.0